UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Sareena Khwaja-Dixon, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Tactical Growth Fund
Schedule of Investments
February 28, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 95.09%	Shares	Value
iShares® Core S&P® Small-Cap ETF	520,280	$36,138,649
iShares® Russell 2000® ETF	262,710	36,211,946
iShares® Russell 2000® Value ETF	150,340	17,979,160
PIMCO Enhanced Short Maturity Active ETF	326,280	33,146,785
PowerShares® QQQ Trust, Series 1	145,657	18,938,323
ProShares® Short 20+ Year Treasury(a)	1,542,820	36,024,847
SPDR® S&P 500® ETF Trust	311,110	73,568,182
SPDR® S&P® Bank ETF	487,160	21,985,531
SPDR® S&P® Oil & Gas Exploration & Production ETF	464,580	17,588,999
Vanguard® Growth ETF	464,981	56,016,261

TOTAL EXCHANGE-TRADED FUNDS
(Cost $301,653,008)		347,598,683

MONEY MARKET FUNDS - 5.13%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.472%, 7-day effective yield	18,749,467	$18,749,467

TOTAL MONEY MARKET FUNDS
(Cost $18,749,467)		18,749,467

Total Investments, at Value - 100.22%
(Cost $320,402,475)		366,348,150

Liabilities in Excess of Other Assets - (0.22)%		(792,113)

Net Assets - 100.00%		$365,556,037

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Stadion Tactical Defensive Fund
Schedule of Investments
February 28, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.35%	Shares	Value
Guggenheim S&P 500® Pure Value ETF	52,090	$3,161,342
iShares® Core S&P Mid-Cap ETF	12,020	2,072,849
iShares® Currency Hedged MSCI EAFE ETF	153,960	4,127,668
iShares® Russell 2000® ETF	60,180	8,295,211
SPDR® Dow Jones® Industrial Average ETF Trust	25,320	5,266,054
SPDR® S&P 500® ETF Trust	44,310	10,477,986
SPDR® S&P MidCap 400® ETF Trust	6,590	2,073,609
Technology Select Sector SPDR® Fund	99,510	5,209,348

TOTAL EXCHANGE-TRADED FUNDS
(Cost $36,746,067)		40,684,067

MONEY MARKET FUNDS - 2.09%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.472%, 7-day effective yield	865,267	$865,267

TOTAL MONEY MARKET FUNDS
(Cost $865,267)		865,267

Total Investments, at Value - 100.44%
(Cost $37,611,334)		41,549,334

Liabilities in Excess of Other Assets - (0.44)%		(181,808)

Net Assets - 100.00%		$41,367,526

See Notes to Quarterly Schedule of Investments.

Stadion Trilogy Alternative Return Fund
Schedule of Investments
February 28, 2017 (Unaudited)

COMMON STOCKS - 45.67%	Shares	Value
Consumer Discretionary - 3.31%
Distributors - 1.07%
Genuine Parts Co.(a)	10,762	$1,030,031

Hotels, Restaurants & Leisure - 1.11%
McDonald's Corp.(a)	8,373	1,068,813

Household Durables - 1.13%
Garmin Ltd.(a)	20,954	1,081,436

Consumer Staples - 6.83%
Food & Staples Retailing - 2.25%
Sysco Corp.(a)	20,364	1,073,590
Wal-Mart Stores, Inc.(a)	15,323	1,086,860
		2,160,450

Food Products - 3.43%
Archer-Daniels-Midland Co.(a)	24,150	1,134,326
General Mills, Inc.(a)	17,936	1,082,796
Kellogg Co.(a)	14,585	1,080,311
		3,297,433

Household Products - 1.15%
Procter & Gamble Co.(a)	12,188	1,109,961

Energy - 2.24%
Energy Equipment & Services - 1.10%
Schlumberger Ltd.(a)	13,178	1,058,984

Oil, Gas & Consumable Fuels - 1.14%
Chevron Corp.(a)	9,713	1,092,712

Financials - 5.62%
Banks - 4.48%
BB&T Corp.(a)	22,369	1,078,633
Fifth Third Bancorp(a)	39,028	1,070,929
US Bancorp(a)	19,793	1,088,615
Wells Fargo & Co.(a)	18,514	1,071,590
		4,309,767

Insurance - 1.14%
Aflac, Inc.(a)	15,155	1,096,464

Health Care - 4.81%
Health Care Equipment & Supplies - 1.26%
Abbott Laboratories(a)	26,911	1,213,148

Pharmaceuticals - 3.55%
Eli Lilly & Co.(a)	14,077	1,165,716
Johnson & Johnson(a)	9,017	1,101,968
Merck & Co., Inc.(a)	17,321	1,140,934
		3,408,618

Industrials - 7.88%
Aerospace & Defense - 2.27%
Lockheed Martin Corp.(a)	4,136	1,102,575
United Technologies Corp.(a)	9,541	1,073,839
		2,176,414

COMMON STOCKS - 45.67% (continued)	Shares	Value
Industrials - 7.88% (continued)
Commercial Services & Supplies - 1.13%
Waste Management, Inc.(a)	14,790	$1,084,403

Electrical Equipment - 1.13%
Emerson Electric Co.(a)	18,129	1,089,553

Industrial Conglomerates - 1.09%
General Electric Co.(a)	35,223	1,049,998

Machinery - 1.14%
Illinois Tool Works, Inc.(a)	8,318	1,098,059

Trading Companies & Distributors - 1.12%
WW Grainger, Inc.(a)	4,354	1,079,618

Information Technology - 5.74%
Communications Equipment - 2.34%
Cisco Systems, Inc.(a)	33,790	1,154,942
Harris Corp.(a)	9,966	1,095,264
		2,250,206

IT Services - 2.30%
Automatic Data Processing, Inc.(a)	10,743	1,102,446
International Business Machines Corp.(a)	6,184	1,112,007
		2,214,453

Software - 1.10%
Microsoft Corp.(a)	16,514	1,056,566

Materials - 2.26%
Chemicals - 1.15%
Dow Chemical Co.(a)	17,702	1,102,127

Containers & Packaging - 1.11%
International Paper Co.(a)	20,205	1,064,803

Real Estate - 1.20%
Equity Real Estate Investment Trusts (REITs) - 1.20%
Weyerhaeuser Co.(a)	34,087	1,149,414

Telecommunication Services - 1.13%
Diversified Telecommunication Services - 1.13%
AT&T, Inc.(a)	26,011	1,087,000

Utilities - 4.65%
Electric Utilities - 2.34%
Eversource Energy(a)	19,066	1,118,412
Southern Co.(a)	22,255	1,130,999
		2,249,411
Gas Utilities - 1.13%
National Fuel Gas Co.(a)	17,999	1,085,340

Multi-Utilities - 1.18%
Dominion Resources, Inc.(a)	14,638	1,136,494

TOTAL COMMON STOCKS
(Cost $32,699,956)		43,901,676

EXCHANGE-TRADED FUNDS - 41.12%	Shares	Value
iShares® 10+ Year Credit Bond ETF(a)	55,060	$3,298,094
iShares® 1-3 Year Credit Bond ETF	72,381	7,618,824
iShares® iBoxx® $ Investment Grade Corporate Bond ETF(a)	36,910	4,376,788

EXCHANGE-TRADED FUNDS - 41.12% (continued)	Shares	Value
iShares® Intermediate Credit Bond ETF(a)	39,979	$4,364,508
iShares® MBS ETF(a)	81,581	8,708,772
VanEck Vectors™ Fallen Angel High Yield Bond ETF(a)	156,600	4,629,096
Vanguard® Intermediate-Term Government Bond ETF(a)	101,565	6,536,723

TOTAL EXCHANGE-TRADED FUNDS
(Cost $39,440,966)		39,532,805

OPEN-END FUNDS - 4.27%	Shares	Value
AllianzGI Short Duration High Income Fund, Institutional Shares	269,801	$4,103,672

TOTAL OPEN-END FUNDS
(Cost $4,156,066)		4,103,672

PURCHASED OPTION CONTRACTS - 8.62%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 5.70%
S&P 500® Index:
	03/03/2017	$2,375	50	$24,000
	03/10/2017	2,375	50	47,000
	03/17/2017	2,400	50	35,250
	03/24/2017	2,400	50	44,750
	03/31/2017	2,450	50	13,625
	04/07/2017	2,475	50	9,250
	12/15/2017	2,050	30	1,035,000
	12/21/2018	2,150	30	974,250
	12/21/2018	2,200	60	1,741,500
	12/21/2018	2,250	60	1,548,300
				5,472,925
Put Option Contracts - 2.92%
iPath® S&P 500 VIX Short-Term Futures™ ETN:
	06/16/2017	19	1,200	414,000
	06/16/2017	20	1,200	504,000
	06/16/2017	21	1,000	495,000
S&P 500® Index:
	03/31/2017	2,250	50	32,500
	04/07/2017	2,240	50	38,500
	06/16/2017	1,875	100	50,500
	06/16/2017	1,900	100	57,500
	09/15/2017	1,925	200	365,000
SPDR® S&P 500® ETF Trust:
	12/15/2017	180	200	39,900
	03/16/2018	185	600	206,700
	06/15/2018	185	100	46,750
	06/15/2018	190	380	202,920
	06/15/2018	195	500	304,250
	12/21/2018	200	50	48,775
				2,806,295
TOTAL PURCHASED OPTION CONTRACTS
(Cost $9,790,199)				8,279,220

MONEY MARKET FUNDS - 4.37%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.472%, 7-day effective yield	4,204,435	$4,204,435

TOTAL MONEY MARKET FUNDS
(Cost $4,204,435)		4,204,435

Total Investments, at Value - 104.05%
(Cost $90,291,622)		100,021,808

Written Option Contracts - (4.67)%		(4,492,525)

Other Assets in Excess of Liabilities - 0.62%		600,203

Value
Net Assets - 100.00%	$96,129,486

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $36,897,553, representing 38.38% of net assets.

WRITTEN OPTION CONTRACTS - 4.67%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 4.21%
S&P 500® Index:
	03/10/2017	$2,290	25	$68,855	$188,500
	03/10/2017	2,295	60	141,872	422,400
	03/17/2017	2,300	50	126,691	344,250
	03/17/2017	2,305	30	94,878	193,350
	03/24/2017	2,310	50	155,020	315,000
	03/24/2017	2,345	30	74,100	108,000
	03/31/2017	2,340	50	159,310	216,000
	03/31/2017	2,355	60	173,452	198,900
	04/07/2017	2,350	50	176,190	196,500
	12/15/2017	2,250	60	442,417	1,128,000
	06/15/2018	2,450	30	182,958	328,500
	06/15/2018	2,550	55	279,136	365,200
	12/21/2018	2,600	5	36,481	41,925
				2,111,360	4,046,525
Put Option Contracts - 0.46%
S&P 500® Index:
	03/31/2017	2,340	50	146,510	103,000
	04/07/2017	2,350	50	139,690	137,250
	06/16/2017	1,675	100	539,196	18,500
	06/16/2017	1,700	100	481,896	21,250
	09/15/2017	1,725	200	877,732	166,000
				2,185,024	446,000

Total Written Option Contracts				$4,296,384	$4,492,525

See Notes to Quarterly Schedule of Investments.

Stadion Alternative Income Fund
Schedule of Investments
February 28, 2017 (Unaudited)

COMMON STOCKS - 101.00%	Shares	Value
Consumer Discretionary - 9.59%
Automobiles - 1.97%
Ford Motor Co.	182,798	$2,290,459

Distributors - 1.92%
Genuine Parts Co.(a)	23,383	2,237,987

Hotels, Restaurants & Leisure - 2.02%
McDonald's Corp.(a)	18,396	2,348,249

Leisure Products - 1.90%
Mattel, Inc.(a)	86,218	2,218,389

Multiline Retail - 1.78%
Target Corp.(a)	35,318	2,075,639

Consumer Staples - 16.23%
Beverages - 4.00%
Coca-Cola Co.(a)	54,159	2,272,511
PepsiCo, Inc.(a)	21,673	2,392,266
		4,664,777

Food & Staples Retailing - 1.94%
Sysco Corp.(a)	42,772	2,254,940

Food Products - 3.84%
General Mills, Inc.(a)	36,156	2,182,738
Kellogg Co.(a)	30,967	2,293,726
		4,476,464

Household Products - 4.31%
Kimberly-Clark Corp.(a)	19,551	2,591,485
Procter & Gamble Co.(a)	26,633	2,425,467
		5,016,952

Tobacco - 2.14%
Altria Group, Inc.(a)	33,275	2,492,963

Energy - 7.71%
Oil, Gas & Consumable Fuels - 7.71%
Chevron Corp.(a)	20,251	2,278,238
Exxon Mobil Corp.(a)	26,863	2,184,499
Occidental Petroleum Corp.(a)	33,280	2,181,504
Valero Energy Corp.	34,444	2,340,470
		8,984,711

Financials - 12.27%
Banks - 6.09%
BB&T Corp.(a)	48,727	2,349,616
JPMorgan Chase & Co.(a)	26,624	2,412,667
Wells Fargo & Co.(a)	40,395	2,338,062
		7,100,345

Capital Markets - 4.18%
CME Group, Inc.(a)	19,376	2,353,409
Invesco Ltd.(a)	78,124	2,514,812
		4,868,221

COMMON STOCKS - 101.00% (continued)	Shares	Value
Financials - 12.27% (continued)
Insurance - 2.00%
Aflac, Inc.(a)	32,173	$2,327,717

Health Care - 10.79%
Health Care Equipment & Supplies - 2.27%
Abbott Laboratories(a)	58,701	2,646,241

Pharmaceuticals - 8.52%
Eli Lilly & Co.(a)	30,741	2,545,662
Johnson & Johnson(a)	19,984	2,442,245
Merck & Co., Inc.(a)	37,827	2,491,664
Pfizer, Inc.	71,581	2,442,344
		9,921,915

Industrials - 14.23%
Aerospace & Defense - 4.07%
Lockheed Martin Corp.(a)	9,046	2,411,483
United Technologies Corp.(a)	20,687	2,328,322
		4,739,805

Commercial Services & Supplies - 2.04%
Waste Management, Inc.(a)	32,404	2,375,861

Electrical Equipment - 2.04%
Emerson Electric Co.(a)	39,600	2,379,960

Industrial Conglomerates - 4.02%
3M Co.(a)	12,924	2,408,387
General Electric Co.(a)	76,301	2,274,533
		4,682,920

Machinery - 2.06%
Illinois Tool Works, Inc.(a)	18,171	2,398,754

Information Technology - 11.98%
Communications Equipment - 2.09%
Harris Corp.(a)	22,209	2,440,769

IT Services - 6.02%
Automatic Data Processing, Inc.(a)	22,289	2,287,297
International Business Machines Corp.(a)	13,503	2,428,109
Paychex, Inc.(a)	37,454	2,300,425
		7,015,831

Semiconductors & Semiconductor Equipment - 1.91%
Intel Corp.(a)	61,394	2,222,463

Software - 1.96%
Microsoft Corp.(a)	35,649	2,280,823

Materials - 1.95%
Chemicals - 1.95%
Air Products & Chemicals, Inc.(a)	16,130	2,265,781

Real Estate - 2.19%
Equity Real Estate Investment Trusts (REITs) - 2.19%
HCP, Inc.(a)	77,684	2,547,258

Telecommunication Services - 3.84%
Diversified Telecommunication Services - 3.84%
AT&T, Inc.(a)	52,784	2,205,843
Verizon Communications, Inc.(a)	45,771	2,271,615
		4,477,458

COMMON STOCKS - 101.00% (continued)	Shares	Value
Utilities - 10.22%
Electric Utilities - 6.12%
Entergy Corp.(a)	31,385	$2,405,974
Eversource Energy(a)	40,779	2,392,096
Southern Co.(a)	45,815	2,328,318
		7,126,388

Multi-Utilities - 4.10%
CenterPoint Energy, Inc.(a)	91,203	2,491,666
SCANA Corp.(a)	32,894	2,281,199
		4,772,865

TOTAL COMMON STOCKS
(Cost $103,337,619)		117,652,905

PURCHASED OPTION CONTRACTS - 3.07%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.46%
S&P 500® Index:
	03/17/2017	$2,400	410	$289,050
	04/21/2017	2,500	420	72,450
	06/16/2017	2,800	256	5,760
	12/15/2017	2,800	170	45,050
	06/15/2018	2,800	35	41,300
	06/15/2018	3,000	231	60,638
	12/21/2018	3,000	40	34,000
				548,248
Put Option Contracts - 2.61%
S&P 500® Index	04/21/2017	2,240	70	78,400
SPDR® S&P 500® ETF Trust:
	12/15/2017	185	1,750	415,625
	12/15/2017	195	300	99,900
	06/15/2018	190	100	53,400
	06/15/2018	195	250	152,125
	06/15/2018	200	730	506,620
	06/15/2018	205	1,570	1,238,730
	12/21/2018	210	400	485,000
				3,029,800
TOTAL PURCHASED OPTION CONTRACTS
(Cost $6,330,198)				3,578,048

MONEY MARKET FUNDS - 4.24%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.472%, 7-day effective yield	4,937,472	$4,937,472

TOTAL MONEY MARKET FUNDS
(Cost $4,937,472)		4,937,472

Total Investments, at Value - 108.31%
(Cost $114,605,289)		126,168,425

Written Option Contracts - (5.85)%		(6,812,780)

Liabilities in Excess of Other Assets - (2.46)%		(2,869,179)

Net Assets - 100.00%		$116,486,466

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $51,846,861, representing 44.51% of net assets.

WRITTEN OPTION CONTRACTS - 5.85%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 5.55%
S&P 500® Index:
	04/21/2017	$2,390	420	$962,504	$976,500
	12/15/2017	2,250	35	260,360	658,000
	12/15/2017	2,350	130	814,539	1,584,700
	06/15/2018	2,300	10	77,392	193,150
	06/15/2018	2,350	25	187,264	407,500
	06/15/2018	2,425	6	39,724	72,930
	06/15/2018	2,475	190	1,299,670	1,857,250
	06/15/2018	2,500	35	188,814	302,750
	12/21/2018	2,550	40	406,405	405,800
				4,236,672	6,458,580
Put Option Contracts - 0.30%
S&P 500® Index	04/21/2017	2,390	70	351,182	354,200
				351,182	354,200

Total Written Option Contracts				$4,587,854	$6,812,780

See Notes to Quarterly Schedule of Investments.

Stadion Managed Risk 100 Fund
Schedule of Investments
February 28, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.28%	Shares	Value
Guggenheim S&P 500® Pure Value ETF	98,190	$5,959,151
iShares® Russell 2000® ETF	80,480	11,093,363
SPDR® Dow Jones® Industrial Average ETF Trust	90,060	18,730,679
SPDR® S&P 500® ETF Trust	79,090	18,702,412
Technology Select Sector SPDR® Fund	356,780	18,677,433

TOTAL EXCHANGE-TRADED FUNDS
(Cost $66,955,214)		73,163,038

MONEY MARKET FUNDS - 1.15%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.472%, 7-day effective yield	861,288	$861,288

TOTAL MONEY MARKET FUNDS
(Cost $861,288)		861,288

Total Investments, at Value - 99.43%
(Cost $67,816,502)		74,024,326

Other Assets in Excess of Liabilities - 0.57%		421,417

Net Assets - 100.00%		$74,445,743

See Notes to Quarterly Schedule of Investments.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2017 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014), Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015) and Stadion Managed Risk 100 Fund (“Managed Risk 100 Fund”) (formerly known as the Stadion Managed Fund prior to March 28, 2014), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open‐end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series of the Trust, Class I shares, of the Tactical Growth Fund, effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long‐term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on December 31, 2012, August 10, 2015 and February 14, 2013, respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Managed Risk 100 Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Each Fund currently offers three classes of shares, Class A, Class C, and Class I. Class A shares are sold subject to a maximum front‐end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open‐end investment companies, including money market funds, are valued at the net asset value reported by such registered open‐end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2017 by security type:

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$347,598,683	$–	$–	$347,598,683
Money Market Funds	18,749,467	–	–	18,749,467
Total Investments in Securities	$366,348,150	$–	$–	$366,348,150

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$40,684,067	$–	$–	$40,684,067
Money Market Funds	865,267	–	–	865,267
Total Investments in Securities	$41,549,334	$–	$–	$41,549,334

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$43,901,676	$–	$–	$43,901,676
Exchange-Traded Funds	39,532,805	–	–	39,532,805
Open-End Funds	4,103,672	–	–	4,103,672
Purchased Option Contracts	–	8,279,220	–	8,279,220
Money Market Funds	4,204,435	–	–	4,204,435
Total Investments in Securities	$91,742,588	$8,279,220	$–	$100,021,808

Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(4,492,525)	$–	$(4,492,525)
Total	$–	$(4,492,525)	$–	$(4,492,525)

Alternative Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$117,652,905	$–	$–	$117,652,905
Purchased Option Contracts	–	3,578,048	–	3,578,048
Money Market Funds	4,937,472	–	–	4,937,472
Total Investments in Securities	$122,590,377	$3,578,048	$–	$126,168,425

Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(6,812,780)	$–	$(6,812,780)
Total	$–	$(6,812,780)	$–	$(6,812,780)

Managed Risk 100 Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$73,163,038	$–	$–	$73,163,038
Money Market Funds	861,288	–	–	861,288
Total Investments in Securities	$74,024,326	$–	$–	$74,024,326

*	See Schedule of Investments for Common Stocks determined by sector and industry.

As of February 28, 2017, the Funds did not have any transfers in and/or out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: Trilogy Alternative Return Fund and Alternative Income Fund may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Underlying Investment In Other Investment Companies: The Funds currently seek to achieve their investment objectives by investing a portion of their assets in Morgan Stanley Institutional Liquidity Fund Government Portfolio (the “Portfolio”), a registered open‐end management investment company organized as a Delaware statutory trust. The Funds may redeem their investments from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The latest financial statements for the Portfolio can be found at www.sec.gov.

The performance of the Funds may be directly affected by the performance of the Portfolio. As of February 28, 2017, the percentage of net assets invested in the Portfolio was 5.13%, 2.09%, 4.37%, 4.24% and 1.15% for the Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund, Alternative Income Fund and Managed Risk 100 Fund, respectively.

The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR® S&P 500® ETF Trust. The SPDR® S&P® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Managed Risk 100 Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR® Dow Jones® Industrial Average ETF Trust, the SPDR® S&P 500® ETF Trust and the Technology Select Sector SPDR® Fund. The SPDR® Dow Jones® Industrial Average ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The SPDR® S&P® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Technology Select Sector SPDR® Fund was established as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. These Funds may redeem their investments from the SPDR® S&P® ETF Trust, the SPDR® Dow Jones® Industrial Average ETF Trust and the Technology Select Sector SPDR® Fund, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of a Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

A Fund’s performance may be directly affected by the performance of the ETFs. As of February 28, 2017, the percentage of net assets invested in the SPDR® S&P 500® ETF Trust by the Tactical Defensive Fund was 25.33%. As of February 28, 2017, the percentage of net assets invested in the SPDR® Dow Jones® Industrial Average ETF Trust, the SPDR® S&P 500® ETF Trust and the Technology Select Sector SPDR® Fund by the Managed Risk 100 Fund was 25.16%, 25.12% and 25.09%, respectively.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Transactions in option contracts written by Trilogy Alternative Return Fund and Alternative Income Fund during the period ended February 28, 2017, were as follows:

Trilogy Alternative Return Fund
	Written	Calls
	Contracts	Premiums
Options outstanding at beginning of period	405	$1,448,017
Options written	3,510	11,241,091
Options closed	(3,360)	(10,577,748)
Options outstanding at ending of period	555	$2,111,360

	Written	Puts
	Contracts	Premiums
Options outstanding at beginning of period	650	$3,549,231
Options written	2,250	8,187,769
Options closed	(2,000)	(7,138,793)
Options expired	(400)	(2,413,183)
Options outstanding at ending of period	500	$2,185,024

Alternative Income Fund
	Written	Calls
	Contracts	Premiums
Options outstanding at beginning of period	701	$2,777,854
Options written	4,256	13,705,930
Options closed	(4,066)	(12,247,112)
Options outstanding at ending of period	891	$4,236,672

	Written	Puts
	Contracts	Premiums
Options outstanding at beginning of period	100	$436,846
Options written	1,130	5,444,007
Options closed	(1,160)	(5,529,671)
Options outstanding at ending of period	70	$351,182

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open written option contracts.

4. TAX BASIS OF INVESTMENTS

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at February 28, 2017 are as follows:

	Tactical Growth Fund	Tactical Defensive Fund	Trilogy Alternative Return Fund	Alternative Income Fund	Managed Risk 100 Fund
Tax cost of portfolio investments	$320,738,295	$37,699,637	$90,301,595	$114,632,251	$67,816,502
Gross unrealized appreciation	$45,711,492	$3,849,697	$13,245,264	$15,904,178	$6,207,824
Gross unrealized depreciation	(101,637)	–	(3,525,051)	(4,368,004)	–
Net unrealized appreciation	$45,609,855	$3,849,697	$9,720,213	$11,536,174	$6,207,824

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund and Alternative Income Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

5. SUBSEQUENT EVENTS

On November 14, 2016 the Board unanimously approved an Agreement and Plan of Reorganization and Termination (the “Agreement”) pursuant to which the Stadion Tactical Defensive Fund (the “Survivor Fund”) would acquire all of the assets and liabilities of the Stadion Managed Risk 100 Fund (the “Target Fund”) in exchange for shares of the Survivor Fund (the “Reorganization”). The Agreement required approval of the Target Fund’s shareholders and was submitted to such shareholders for their consideration at a meeting on April 14, 2017. The Agreement was approved by the Target Fund’s shareholders, and upon the closing of the Reorganization on or about April 27, 2017, shareholders of the Target Fund will receive a corresponding class of shares of the Survivor Fund in exchange for their shares of the Target Fund, and the Target Fund will thereafter liquidate and cease operations.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stadion Investment Trust

By (Signature and Title)	/s/Judson P. Doherty
Judson P. Doherty, President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	April 27, 2017

By (Signature and Title)	/s/Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	April 27, 2017